Income Taxes - Narratives (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Domestic	$ (104,740,000)	$ (96,834,000)	$ (260,044,000)
Foreign	62,536,000	85,638,000	(37,751,000)
Loss from continuing operations before income taxes	(42,204,000)	(11,196,000)	(297,795,000)
Cash payments for income taxes	15,000,000	7,000,000	8,000,000
Out of period income tax adjustment		4,000,000
Interest and penalties included in Income tax (expense) benefit	1,000,000	1,000,000	1,000,000
Cumulative interest and penalties	3,000,000	2,000,000
Unrecorded benefit impacting the effective tax rate that is reasonably possible to be recognized	1,000,000
Income tax expense
Income Tax Disclosure [Line Items]
Undistributed earnings of foreign subsidiaries	1,800,000,000
U.S. Federal | Expiration between 2024 and 2035
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	405,000,000	395,000,000
U.S. State
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	349,000,000	373,000,000
Foreign tax jurisdictions
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	878,000,000	620,000,000
Foreign tax jurisdictions | Expiration between 2015 and 2030
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	736,000,000
Foreign tax jurisdictions | Indefinite carryforward period
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	142,000,000
Foreign tax jurisdictions | Tax year 2008 through 2010
Income Tax Disclosure [Line Items]
Income taxes and penalties assessed related to transfer pricing practices	$ 23,000,000			$ 5,000,000